Acquisition (Details 1) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Pro Forma Result of Operation [Line Items]
Net revenues	$ 691,789
Net income attributable to Himax Technologies, Inc. stockholders	$ 25,128
Basic and diluted earnings per ordinary share attributable to Himax Technologies, Inc. stockholders (in dollars per share) | $ / shares	$ 0.07